LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2014
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET

8. LAND USE RIGHTS, NET

Land use rights consisted of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Land use rights	2,218	2,218
Less: accumulated amortization	(193)	(237)
Land use rights, net	2,025	1,981

Amortization expenses for land use rights of continuing operations amounted to RMB 44, RMB 44 and RMB 44 for the years ended December 31, 2012, 2013 and 2014, respectively, and is recorded in cost of revenues and general and administrative expenses.

Based on the current land use rights held, future amortization expenses of continuing operations are estimated to be RMB 44 per year for each of the next five years through December 31, 2019.